Total Equity (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Shareholders Equity [Line Items]
Summary of Dividends Paid

The following table details the dividends paid by the Company in recent years:

Number	Type of Dividends	Payment date	Chilean Pesos per Share	Effecting the year
49	Interim	1-26-2011	6.42895	2010
50	Final	5-11-2011	26.09798	2010
51	Interim	1-19-2012	5.08439	2011
52	Final	5-17-2012	22.15820	2011
53	Interim	1-24-2013	3.04265	2012
54	Final	5-9-2013	11.24302	2012
55	Interim	1-31-2014	3.87772	2013
56	Final	5-15-2014	17.69856	2013
57	Interim	1-27-2015	3.44046	2014
58	Final	5-25-2015	16.95495	2014
59	Interim	1-29-2016	3.55641	2015
60	Final	5-24-2016	11.02239	2015
61	Interim	1-27-2017	7.24787	2016
62	Final	05-26-2017	21.5605	2016
63	Interim	01-26-2018	4.93614	2017

Schedule of Currency Translation Adjustments

The following table details currency translation adjustments attributable to the shareholders of the Parent in the consolidated statement of financial position for the years ended December 31, 2017, 2016 and 2015:

	For the years ended
Reserves for Accumulated Currency Translation Differences	12-31-2017	12-31-2016	12-31-2015
	ThCh$	ThCh$	ThCh$
GasAtacama Chile S.A.	11,688,351	14,979,960	16,780,346
GNL Quintero S.A.	-	-	(1,164,922)
Others	920,567	1,230,881	4,076,442
Total	12,608,918	16,210,841	19,691,866

Schedule of Other Reserves Within Equity

Other reserves within equity attributable to shareholders of the Parent for the years ended December 31, 2017, 2016 and 2015 are as follows:

	Balance as of		Balance as of
Other Reserves	1-1-2017	Changes	12-31-2017
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	16,210,841	(3,601,923)	12,608,918
Cash flow hedges	(123,499,401)	71,170,367	(52,329,034)
Remeasurement of available-for-sale financial assets	(1,033)	6	(1,027)
Other comprehensive income from non-current assets held for distribution to owners	2,722,113	(2,772,113)	-
Other miscellaneous reserves	(32,188,067)	(2,880,031)	(35,068,098)
Total	(136,755,547)	61,966,306	(74,789,241)
	Balance as of		Balance as of
Other Reserves	1-1-2016	Changes	12-31-2016
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	19,691,866	(3,481,025)	16,210,841
Cash flow hedges	(205,691,575)	82,192,174	(123,499,401)
Remeasurement of available-for-sale financial assets	(1,046)	13	(1,033)
Other comprehensive income from non-current assets held for distribution to owners	(202,189,042)	204,911,155	2,722,113
Other miscellaneous reserves	(719,716,306)	687,528,239	(32,188,067)
Total	(1,107,906,103)	971,150,556	(136,755,547)

	Balance as of		Balance as of
Other Reserves	1-1-2015	Changes	12-31-2015
	ThCh$	ThCh$	ThCh$
Exchange differences on translation	(11,409,870)	31,101,736	19,691,866
Cash flow hedges	(117,559,279)	(88,132,296)	(205,691,575)
Remeasurement of available-for-sale financial assets	(1,020)	(26)	(1,046)
Other reserves within Equity related to non-current assets and disposal groups and liabilities associated held for sale or distribution to owners	-	(202,189,042)	(202,189,042)
Other miscellaneous reserves	(719,216,262)	(500,044)	(719,716,306)
Total	(848,186,431)	(259,719,672)	(1,107,906,103)

Summary of Non-controlling Interests

The details of non-controlling interests are as follows:

Non-Controlling Interests		% financial interest
		Equity		Profit (loss)
	Non-Controlling	12-31-2017	12-31-2016	12-31-2017	12-31-2016	12-31-2015
Company	Interests	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Empresa Eléctrica Pehuenche S.A.	7.35%	9,963,472	10,008,502	5,649,253	6,512,893	8,674,207
Compañía Eléctrica Tarapacá S.A.(*)	3.79%	-	-	-	-	2,840,348
GasAtacama Chile S.A. (*)	2.63%	17,532,754	18,789,260	1,439,148	2,547,670	-
Empresa Generadora de Energía Eléctrica S.A. (Emgesa S.A. E.S.P.)	73.13%	-	-	-	23,510,575	154,959,234
Generandes Perú S.A.	39.00%	-	-	-	5,488,220	19,466,375
Enel Generación Perú S. A. (formerly named Edegel S.A.A.)	16.40%	-	-	-	4,257,097	15,078,085
Chinango S.A.C.	20.00%	-	-	-	697,822	3,042,018
Enel Generación Costanera S.A. (formerly named Central Costanera S.A.)	24.32%	-	-	-	(1,729,294)	(242,897)
Enel Generación el Chocón S.A. (formerly named Hidroeléctrica El Chocón S.A.)	32.33%	-	-	-	7,090,623	35,783,793
Others	-	-	-	-	498,339	2,551,535
Total		27,496,226	28,797,762	7,088,401	48,873,945	242,152,698

Other Miscellaneous Reserves [Member]
Disclosure Of Shareholders Equity [Line Items]
Schedule of Other Reserves Within Equity

The main items of other miscellaneous reserves and their effects for the nine month periods ended December 31, 2017 and 2016, are the following:

	Balance as of	Balance as of
Other Miscellaneous Reserves	12-31-2017	12-31-2016
	ThCh$	ThCh$
Reserve for corporate reorganization ("Spin-Off") (1)	461,145,397	461,145,397
Reserve for transition to IFRS (2)	(493,425,043)	(493,425,043)
Reserve for subsidiaries transactions (3)	(4,047,287)	(4,047,287)
Other miscellaneous reserves (4)	1,258,835	4,138,866
Total	(35,068,098)	(32,188,067)

(1)

Reserve for corporate reorganization (Spin-Offs of companies) completed on March 1, 2016. Corresponds to the effects from the reorganization of the Company and the separation of the Chilean business into a new entity, Endesa Américas S.A. (see Note 5.2 and 23.1.1).

(2)

Reserve for transition to IFRS. In accordance with Official Bulletin No. 456 from the CMF, included in this line item is the price-level restatement of paid-in capital from the date of transition to IFRS, January 1, 2004, to December 31, 2008. Also, it is included the foreign currency translation difference at the date of transition to IFRS.

Please note that, while the Company adopted the IFRS as its statutory accounting standards on January 1, 2009, the date of transition to that international standard used was January 1, 2004. This results from applying the exemption for that purpose in IFRS 1, “First Time Adoption”.

(3)

Reserve from transactions with our subsidiaries. Corresponds to the effect of purchases of equity interests in subsidiaries that were accounted for as transactions between entities under common control.

(4)	Other miscellaneous reserves from transactions made in prior years.